Derivative Instruments (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Current commodity derivative liability	$ 14,728	$ 32,186
Long-term commodity derivative liability		11,420
Total derivative liability		$ 43,606